Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Highlights [Line Items]
Units (in shares)	1,834,551	1,919,866
Net Assets	$ 9,497,031	$ 9,036,785	$ 8,485,201	$ 8,311,766
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 2,324,000	$ 1,853,000	$ 1,606,000	$ 1,619,000	$ 1,765,000
Units
Financial Highlights [Line Items]
Units (in shares)	1,835,000	1,920,000	1,999,000	2,070,000	2,089,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 3.19050	$ 3.07375	$ 2.85193	$ 2.69505	$ 2.49096
Units | Maximum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 4.17877	$ 3.99015	$ 3.66932	$ 3.43650	$ 3.14796
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 7,173,000	$ 7,184,000	$ 6,880,000	$ 6,692,000	$ 6,201,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.51%	3.16%	3.68%	5.04%	4.84%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	3.80%	7.78%	5.82%	8.19%	5.53%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	4.73%	8.74%	6.77%	9.17%	6.48%